Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	34
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$12,843,374.45	0.0463660	$-	-	$12,843,374.45
Class A-4 Notes	$110,050,000.00	1.0000000	$108,215,201.56	0.9833276	$1,834,798.44
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$218,843,374.45	0.2188434	$204,165,201.56	0.2041652	$14,678,172.89

Weighted Avg. Coupon (WAC)	4.65%		4.67%
Weighted Avg. Remaining Maturity (WARM)	29.39		28.53
Pool Receivables Balance	$248,775,540.48		$233,443,141.70
Remaining Number of Receivables	29,659		28,175

Adjusted Pool Balance	$239,045,733.86		$224,367,560.97

III. COLLECTIONS

Principal:
Principal Collections	$14,986,142.19
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$483,446.86
Total Principal Collections	$15,469,589.05

Interest:
Interest Collections	$908,656.80
Late Fees & Other Charges	$30,096.72
Interest on Repurchase Principal	$-
Total Interest Collections	$938,753.52

Collection Account Interest	$310.28
Reserve Account Interest	$108.80
Servicer Advances	$-

Total Collections	$16,408,761.65

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	34
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$16,408,761.65
Reserve Account Available					$5,050,589.85
Total Available for Distribution					$21,459,351.50
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$207,312.95	$-	$207,312.95	$207,312.95
Collection Account Interest					$310.28
Late Fees & Other Charges					$30,096.72
Total due to Servicer					$237,719.95

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$11,130.92		$11,130.92
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$162,449.67		$162,449.67	$162,449.67

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$15,784,111.11

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$14,678,172.89

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$12,843,374.45
Class A-4 Notes				$1,834,798.44
Class A Notes Total:		$14,678,172.89		$14,678,172.89
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$14,678,172.89		$14,678,172.89

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,105,938.22

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$9,729,806.62
Beginning Period Amount	$9,729,806.62
Current Period Amortization	$654,225.89
Ending Period Required Amount	$9,075,580.73
Ending Period Amount	$9,075,580.73
Next Distribution Date Amount	$8,450,564.81

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	34
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		8.45%	9.00%	9.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.50%	27,752	98.02%	$228,828,557.22
30 - 60 Days	1.23%	347	1.64%	$3,817,396.45
61 - 90 Days	0.23%	64	0.29%	$684,123.92
91 + Days	0.04%	12	0.05%	$113,064.11
		28,175		$233,443,141.70
Total
Delinquent Receivables 61 + days past due	0.27%	76	0.34%	$797,188.03
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.22%	64	0.26%	$640,069.03
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.36%	112	0.46%	$1,209,942.79
Three-Month Average Delinquency Ratio	0.28%		0.35%

Repossession in Current Period		17		$176,169.65
Repossession Inventory		36		$124,199.80

Charge-Offs
Gross Principal of Charge-Off for Current Period				$346,256.59
Recoveries				$(483,446.86)
Net Charge-offs for Current Period				$(137,190.27)

Beginning Pool Balance for Current Period				$248,775,540.48

Net Loss Ratio				-0.66%
Net Loss Ratio for 1st Preceding Collection Period				0.41%
Net Loss Ratio for 2nd Preceding Collection Period				0.39%
Three-Month Average Net Loss Ratio for Current Period				0.05%

Cumulative Net Losses for All Periods				$7,083,637.32
Cumulative Net Losses as a % of Initial Pool Balance				0.67%

Principal Balance of Extensions				$883,606.72
Number of Extensions				72

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